Financial Instruments And Financial Risk Management - Summary Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets (Detail) - Prepayment Option of the Loan [member]
€ in Thousands
12 Months Ended
Dec. 31, 2023 EUR (€)
Interest rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase	€ 88
Decrease	(80)
Credit spread, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase	(25)
Decrease	€ 26